Interim Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Statement of comprehensive income [abstract]
Earnings (loss)	$ 18	$ (14)	$ 38	$ (13)
Items that will not be reclassified to earnings:
Actuarial gain (loss)	(5)	(4)	(1)	(5)
Items that may be reclassified subsequently to earnings:
Other comprehensive income, net of tax, exchange differences on translation	10	(12)	(19)	(6)
Other comprehensive income (loss), net of tax	5	(16)	(20)	(11)
Comprehensive income (loss)	$ 23	$ (30)	$ 18	$ (24)